Loans and financing - Payment schedule of installments of non-current liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Non-derivative financial liabilities, undiscounted cash flows	R$ 636,490	R$ 657,212
2024
Disclosure of detailed information about borrowings [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	59,026
2025
Disclosure of detailed information about borrowings [line items]
Non-derivative financial liabilities, undiscounted cash flows	80,387	58,229
2026
Disclosure of detailed information about borrowings [line items]
Non-derivative financial liabilities, undiscounted cash flows	64,494	44,016
2027
Disclosure of detailed information about borrowings [line items]
Non-derivative financial liabilities, undiscounted cash flows	467,193	489,449
2028
Disclosure of detailed information about borrowings [line items]
Non-derivative financial liabilities, undiscounted cash flows	20,165	6,492
More 2029
Disclosure of detailed information about borrowings [line items]
Non-derivative financial liabilities, undiscounted cash flows	R$ 4,251	R$ 0